Accounts Receivable - Accounts receivable, net of allowance for doubtful accounts (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Trade Receivables	Dec. 31, 2012 Trade Receivables	Mar. 31, 2013 Related Parties	Mar. 31, 2013 Other	Dec. 31, 2012 Other	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2012 Successor Trade Receivables	Dec. 31, 2011 Successor Trade Receivables	Dec. 31, 2011 Successor Related Parties	Dec. 31, 2012 Successor Other	Dec. 31, 2011 Successor Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 419	$ 394	$ 400	$ 371	$ 1	$ 18	$ 23	$ 394	$ 278	$ 371	$ 269	$ 7	$ 23	$ 2
Allowance for doubtful accounts	(3)	(3)						(3)	(1)
Net	$ 416	$ 391						$ 391	$ 278